Vista Outdoor Inc. - 10-K Receivables (Narrative) (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023
Walmart | Accounts Receivable | Credit Concentration Risk | Vista Outdoor Inc.
Concentration Risk [Line Items]
Concentration risk (in percent)	14.00%	11.00%	11.00%	10.00%